Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
Institutional Class Ticker: MXIUX
Investor Class Ticker: MXFDX
(the “Fund”)
Supplement dated June 29, 2021 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2021, as supplemented.
Wellington Management Company LLP currently serves as
sub-adviser
to the Fund. At meetings held on June
9-10,
2021 the Board of Directors of Great-West Funds, Inc. (“Great-West Funds”), including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended) (the “Board”), approved hiring Goldman Sachs Asset Management, L.P. (“GSAM”) as an additional sub-adviser
to the Fund effective July 9, 2021 (the “Effective Date”).
On the Effective Date the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
Under the header “Fund Summary”, in the section entitled “Principal Investment Strategies” of the Prospectus and Summary Prospectus, the section is hereby deleted in its entirety and replaced with the following:
Below is a summary of the principal investment strategies of the Fund.
The Fund will, under normal circumstances, invest 80% of its assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed income securities, including mortgage-backed securities, to be announced (“TBA”)/when issued (“WI”) securities and reverse repurchase agreements, corporate fixed income securities, U.S. government obligations, municipal securities and asset-backed securities, including collateralized loan obligations (“CLOs”). The Fund may also purchase interests in bank loans.
A portion of the Fund may also be invested in foreign investment grade fixed income securities and domestic or foreign below investment grade securities (commonly known as “high yield securities” or “junk bonds”). Domestic below investment grade fixed income securities include both convertible and high yield corporate fixed income securities. The foreign fixed income securities in which the Fund may invest may be denominated in either foreign currency or in U.S. dollars. If a security is downgraded below any minimum quality grade, the portfolio managers will re-evaluate
the security, but will not be required to sell it.
The Fund may invest in derivatives, including but not limited to, interest rate, inflation, and total return forward rate agreements, deliverable and non-deliverable
bond and currency forward contracts, interest and bond rate futures, interest rate, bond and swap options, credit default swaps and credit default swap indices, interest rate, inflation, and total return swaps. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in agency mortgage-backed securities, or through short sales of any instrument that the Fund may purchase for investment.
The Fund may allocate relatively more of its holdings to a sector that the portfolio managers expect to offer the best balance between total return and risk. The Fund seeks the appreciation component of total return by selecting those securities whose prices will, in the opinion of the portfolio managers, benefit from anticipated changes in economic and market conditions. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Fund has no set duration parameters.
Great-West Capital Management, LLC (“GWCM”) is the Fund’s investment adviser
and, subject to the approval of the Board of Directors of Great-West Funds (the “Board”), selects the Fund’s sub-advisers
and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”) (each, a
“Sub-Adviser”
and collectively, the
“Sub-Advisers”).
GSAM seeks to provide total return consisting of capital appreciation and income. GSAM employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors. Wellington seeks to provide long-term total returns in excess of the U.S. bond market as represented by the Bloomberg Barclays U.S. Aggregate Bond Index with equivalent or lower levels of risk. GWCM maintains a strategic asset allocation of the Fund’s assets with each
Sub-Adviser
and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to GSAM and a 50% allocation of the Fund’s assets to Wellington. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.
Under the header “Fund Summary”, in the section entitled “Principal Investment Risks” of the Prospectus and Summary Prospectus, the following risks are being added:
Collateralized Loan Obligations Risk -
In addition to the normal risks associated with loan- and credit-related securities such as interest rate risk and default risk, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.
Reverse Repurchase Agreements Risk -
Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Short Position Risk -
The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited.
Multi-Manager Risk
- Each
Sub-Adviser
makes investment decisions independently. It is possible that the
Sub-Advisers’
security selection processes may not complement one another, and the Fund may have buy and sell transactions in the same security on the same day.

Great-West Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
Institutional Class Ticker: MXIUX
Investor Class Ticker: MXFDX
(the “Fund”)
Supplement dated June 29, 2021 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2021, as supplemented.
Wellington Management Company LLP currently serves as
sub-adviser
to the Fund. At meetings held on June
9-10,
2021 the Board of Directors of Great-West Funds, Inc. (“Great-West Funds”), including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended) (the “Board”), approved hiring Goldman Sachs Asset Management, L.P. (“GSAM”) as an additional sub-adviser
to the Fund effective July 9, 2021 (the “Effective Date”).
On the Effective Date the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
Under the header “Fund Summary”, in the section entitled “Principal Investment Strategies” of the Prospectus and Summary Prospectus, the section is hereby deleted in its entirety and replaced with the following:
Below is a summary of the principal investment strategies of the Fund.
The Fund will, under normal circumstances, invest 80% of its assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed income securities, including mortgage-backed securities, to be announced (“TBA”)/when issued (“WI”) securities and reverse repurchase agreements, corporate fixed income securities, U.S. government obligations, municipal securities and asset-backed securities, including collateralized loan obligations (“CLOs”). The Fund may also purchase interests in bank loans.
A portion of the Fund may also be invested in foreign investment grade fixed income securities and domestic or foreign below investment grade securities (commonly known as “high yield securities” or “junk bonds”). Domestic below investment grade fixed income securities include both convertible and high yield corporate fixed income securities. The foreign fixed income securities in which the Fund may invest may be denominated in either foreign currency or in U.S. dollars. If a security is downgraded below any minimum quality grade, the portfolio managers will re-evaluate
the security, but will not be required to sell it.
The Fund may invest in derivatives, including but not limited to, interest rate, inflation, and total return forward rate agreements, deliverable and non-deliverable
bond and currency forward contracts, interest and bond rate futures, interest rate, bond and swap options, credit default swaps and credit default swap indices, interest rate, inflation, and total return swaps. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in agency mortgage-backed securities, or through short sales of any instrument that the Fund may purchase for investment.
The Fund may allocate relatively more of its holdings to a sector that the portfolio managers expect to offer the best balance between total return and risk. The Fund seeks the appreciation component of total return by selecting those securities whose prices will, in the opinion of the portfolio managers, benefit from anticipated changes in economic and market conditions. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Fund has no set duration parameters.
Great-West Capital Management, LLC (“GWCM”) is the Fund’s investment adviser
and, subject to the approval of the Board of Directors of Great-West Funds (the “Board”), selects the Fund’s sub-advisers
and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers:
Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”) (each, a
“Sub-Adviser”
and collectively, the
“Sub-Advisers”).
GSAM seeks to provide total return consisting of capital appreciation and income. GSAM employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors. Wellington seeks to provide long-term total returns in excess of the U.S. bond market as represented by the Bloomberg Barclays U.S. Aggregate Bond Index with equivalent or lower levels of risk. GWCM maintains a strategic asset allocation of the Fund’s assets with each
Sub-Adviser
and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to GSAM and a 50% allocation of the Fund’s assets to Wellington. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.
Under the header “Fund Summary”, in the section entitled “Principal Investment Risks” of the Prospectus and Summary Prospectus, the following risks are being added:
Collateralized Loan Obligations Risk -
In addition to the normal risks associated with loan- and credit-related securities such as interest rate risk and default risk, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.
Reverse Repurchase Agreements Risk -
Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Short Position Risk -
The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited.
Multi-Manager Risk
- Each
Sub-Adviser
makes investment decisions independently. It is possible that the
Sub-Advisers’
security selection processes may not complement one another, and the Fund may have buy and sell transactions in the same security on the same day.